CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2018		¥ 13,323		¥ 311,907		¥ 37,441		¥ (166,680)		¥ 840		¥ 196,831		¥ 0		¥ 196,831
Balance, shares at Dec. 31, 2018 | shares	3,265,837	3,265,837
Net income (loss)		¥ 0		0		0		11,363		0		11,363		0		11,363
Foreign currency translation adjustment		0		0		0		0		0		0		0		0
Balance at Dec. 31, 2019		¥ 13,323		311,907		37,441		(155,317)		840		208,194		0		208,194
Balance, shares at Dec. 31, 2019 | shares	3,265,837	3,265,837
Net income (loss)		¥ 0		0		0		19,610		0		19,610		0	$ 3,006	19,610
Foreign currency translation adjustment		0		0		0		0		0		0		0		0
Balance at Dec. 31, 2020	$ 2,042	¥ 13,323	$ 47,802	¥ 311,907	$ 5,738	¥ 37,441	$ (20,798)	¥ (135,707)	$ 128	¥ 840	$ 34,912	¥ 227,804	$ 0	¥ 0	$ 34,912	¥ 227,804
Balance, shares at Dec. 31, 2020 | shares	3,265,837	3,265,837